Investment Securities	12 Months Ended
Dec. 31, 2011
Investment Securities [Abstract]
Investment Securities
Note 2.  Investment Securities

Securities available-for-sale (AFS) and held-to-maturity (HTM) consist of the following:

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
Securities AFS	Cost	Gains	Losses	Value

December 31, 2011
U.S. Government sponsored enterprise (GSE) debt securities	$60,846,954	$215,595	$99,310	$60,963,239
U.S. Government securities	5,006,979	37,424	848	5,043,555
U.S. GSE preferred stock	42,360	49,763	0	92,123
	$65,896,293	$302,782	$100,158	$66,098,917

December 31, 2010
U.S. GSE debt securities	$16,234,676	$88,091	$9,377	$16,313,390
U.S. Government securities	5,037,252	37,666	232	5,074,686
U.S. GSE preferred stock	42,360	0	0	42,360
	$21,314,288	$125,757	$9,609	$21,430,436
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
Securities HTM	Cost	Gains	Losses	Value*

December 31, 2011
States and political subdivisions	$29,702,159	$586,841	$0	$30,289,000

December 31, 2010
States and political subdivisions	$37,440,714	$716,286	$0	$38,157,000

*Method used to determine fair value rounds values to nearest thousand.

The entire balance under “Securities HTM - States and political subdivisions" consists of securities of local municipalities which are attributable to private financing transactions arranged by the Company.  The reported fair value of these securities is an estimate based on an analysis that takes into account future maturities and scheduled future repricing. The Company anticipates no losses on these securities and expects to hold them until their maturity.

Investment securities AFS with a book value of $28,236,279 and $21,271,928 and a fair value of $28,425,092 and $21,388,075 at December 31, 2011 and 2010, respectively, were pledged as collateral for larger dollar repurchase agreement accounts and for other purposes as required or permitted by law.

Proceeds from maturities, calls, or pay downs of securities AFS amounted to $14,000,000 in 2011 and $9,160,000 in 2010.  There were no sales of investments AFS in 2011 or 2010.

The carrying amount and estimated fair value of securities by contractual maturity are shown below.  Expected maturities will differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties.

The scheduled maturities of debt securities AFS at December 31, 2011 were as follows:

	Amortized	Fair
	Cost	Value

Due in one year or less	$5,018,549	$5,035,711
Due from one to five years	58,835,384	58,970,925
Due from five to ten years	2,000,000	2,000,158
	$65,853,933	$66,006,794

The scheduled maturities of debt securities HTM at December 31, 2011 were as follows:

	Amortized	Fair
	Cost	Value*

Due in one year or less	$20,589,247	$20,589,000
Due from one to five years	4,534,944	4,682,000
Due from five to ten years	822,735	969,000
Due after ten years	3,755,233	4,049,000
	$29,702,159	$30,289,000

*Method used to determine fair value rounds values to nearest thousand.

All investments with unrealized losses have been in a continuous loss position less than 12 months. Investments with unrealized losses at December 31 were as follows:

	2011		2010
	Less than 12 months		Less than 12 months
	Fair	Unrealized	Fair	Unrealized
	Value	Loss	Value	Loss

U.S. GSE debt securities	$29,940,644	$99,310	$2,037,894	$9,377
U.S. Government securities	999,766	848	1,007,225	232
	$30,940,410	$100,158	$3,045,119	$9,609

The unrealized losses are a result of changes in market interest rates and not of deterioration in the creditworthiness of the issuer.  At December 31, 2011, there were 21 U.S. GSE securities and one U.S. Government security in the investment portfolio that were in an unrealized loss position compared to two U.S. GSE securities and one U.S. Government security at December 31, 2010.

Management evaluates securities for other-than-temporary impairment at least on a quarterly basis, and more frequently when economic or market conditions, or adverse developments relating to the issuer, warrant such evaluation. Consideration is given to (1) the length of time and the extent to which the fair value has been less than cost, (2) the financial condition and near-term prospects of the issuer and (3) the intent and ability of the Company to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value.  In analyzing an issuer's financial condition, management considers whether the securities are issued by the federal government or its agencies, whether downgrades by bond rating agencies have occurred, and the results of reviews of the issuer's financial condition.

As the Company has the ability to hold its debt securities until maturity, or for the foreseeable future if classified as AFS, and it is more likely than not that the Company will not have to sell such securities before recovery of their cost basis, no declines in such securities were deemed to be other-than-temporary at December 31, 2011 and 2010.

At December 31, 2011 and 2010, the Company’s AFS portfolio included two classes of Fannie Mae preferred stock with an aggregate cost basis of $42,360, which reflected an other-than-temporary impairment write down in the fourth quarter of 2010 of $25,804 and two other-than-temporary write downs on the investment in prior periods.  The estimated fair value of the Fannie Mae preferred stock as of December 31, 2011 was $92,123, an increase of $49,763 from the December 31, 2010 fair value of $42,360.  The value of the stock had declined shortly before the end of the second quarter of 2010, after the Federal Housing Finance Agency ordered Fannie Mae to delist its common and preferred stock from the New York Stock Exchange.  There was improvement in the stock’s fair value during the third quarter of 2010, but a decrease was then noted during the fourth quarter causing management to reevaluate its holdings and record an other-than-temporary impairment for the quarter ended December 31, 2010.

The Bank is a member of the FHLBB. The FHLBB is a cooperatively owned wholesale bank for housing and finance in the six New England States. Its mission is to support the residential mortgage and community-development lending activities of its members, which include over 450 financial institutions across New England. As a requirement of membership in the FHLBB, the Bank must own a minimum required amount of FHLBB stock, calculated periodically based primarily on the Bank’s level of borrowings from the FHLBB. The Company obtains much of its wholesale funding from the FHLBB.   As of December 31, 2011 and 2010, the Company’s investment in FHLBB stock was $3.7million.

FHLBB stock is a non-marketable equity security and therefore is reported at cost, which equals its par value. Shares held in excess of the minimum required amount are generally redeemable at par value. In the first quarter of 2012 the FHLBB announced the termination of a moratorium on member stock redemptions that it had instituted in 2009 in order to preserve its capital in response to adverse market conditions and declining retained earnings.  Effective September 5, 2011, the FHLBB amended and restated its capital plan to implement the provisions of a Joint Capital Enhancement Agreement of the 12 Federal Home Loan Banks (FHLBs) intended to enhance the capital position of each FHLB, whereby each FHLB will allocate 20 percent of net earnings into its own separate restricted retained earnings account until the account balance equals at least one percent of the FHLB’s average balance of outstanding consolidated obligations for the previous quarter.  The agreement is intended to benefit members and investors in FHLBs by further strengthening the FHLB balance sheets and creating an additional buffer to absorb losses.

As a member of the FHLBB, the Company is subject to future capital calls by the FHLBB in order to maintain compliance with its capital plan. The FHLBB ceased paying dividends on its stock during the third quarter of 2008 in order to conserve capital, but in February, 2011 announced its intention to declare modest cash dividends through 2011.  The Company had dividend income on its FHLBB stock of $10,917 in 2011 and $0 in 2010.

The Company periodically evaluates its investment in FHLBB stock for impairment based on, among other factors, the capital adequacy of the FHLBB and its overall financial condition. No impairment losses have been recorded through December 31, 2011. The Bank will continue to monitor its investment in FHLBB stock.